SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Receivables from Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Allowance for doubtful accounts receivable	$ 426,953	$ 91,788	$ 0